NATIXIS FUNDS TRUST IV

June 5, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust IV
(File Nos.: 333-37314 and 811-09945)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectuses and Statements of Additional Information, each dated June 1, 2020, for AEW Global Focused Real Estate Fund, Natixis Sustainable Future 2015 Fund®, Natixis Sustainable Future 2020 Fund®, Natixis Sustainable Future 2025 Fund®, Natixis Sustainable Future 2030 Fund®, Natixis Sustainable Future 2035 Fund®, Natixis Sustainable Future 2040 Fund®, Natixis Sustainable Future 2045 Fund®, Natixis Sustainable Future 2050 Fund®, Natixis Sustainable Future 2055 Fund®, and Natixis Sustainable Future 2060 Fund®, each a series of Natixis Funds Trust IV, do not differ from that which is contained in Post-Effective Amendment No. 42 that was filed electronically on May 29, 2020.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary